Pension Plans (Tables)	12 Months Ended
Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Schedule of defined benefit pension plans
The following schedules provide information concerning the Legacy Willis UK and US defined benefit pension plans as of and for the years ended December 31:

	UK Pension Benefits		US Pension Benefits
	2015	2014	2015	2014
	(millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$3,084	$2,785	$1,051	$864
Service cost	32	41	—	—
Interest cost	102	121	40	40
Employee contributions	1	2	—	—
Actuarial (gain) loss	(77)	390	(91)	183
Curtailment loss (gain)	13	(2)	—	—
Benefits paid	(98)	(85)	(38)	(36)
Foreign currency changes	(165)	(168)	—	—
Plan amendments	(215)	—	—	—
Benefit obligations, end of year	2,677	3,084	962	1,051
Change in plan assets:
Fair value of plan assets, beginning of year	3,398	3,061	806	757
Actual return on plan assets	82	520	(19)	65
Employee contributions	1	2	—	—
Employer contributions	103	91	—	20
Benefits paid	(98)	(85)	(38)	(36)
Foreign currency changes	(192)	(191)	—	—
Fair value of plan assets, end of year	3,294	3,398	749	806
Funded status at end of year	$617	$314	$(213)	$(245)
Components on the Consolidated Balance Sheets:
Pension benefits asset	$617	$314	$—	$—
Liability for pension benefits	—	—	(213)	(245)

Amounts recognized in accumulated other comprehensive loss
Amounts recognized in accumulated other comprehensive loss as of December 31, consist of:

	UK Pension Benefits		US Pension Benefits
	2015	2014	2015	2014
		(millions)
Net actuarial loss	$793	$809	$373	$399
Prior service gain	(196)	(20)	—	—

Components of the net periodic benefit cost and other amounts
The components of the net periodic benefit income and other amounts recognized in other comprehensive (income) loss for the UK and US defined benefit plans are as follows:

	Years ended December 31,
	UK Pension Benefits			US Pension Benefits
	2015	2014	2013	2015	2014	2013
			(millions)
Components of net periodic benefit income:
Service cost	$32	$41	$37	$—	$—	$—
Interest cost	102	121	109	40	40	38
Expected return on plan assets	(222)	(213)	(191)	(57)	(54)	(51)
Amortization of unrecognized prior service gain	(18)	(4)	(5)	—	—	—
Amortization of unrecognized actuarial loss	36	42	45	11	6	9
Curtailment gain	(5)	—	—	—	—	—
Net periodic benefit income	$(75)	$(13)	$(5)	$(6)	$(8)	$(4)
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial loss (gain)	$63	$83	$15	$(15)	$172	$(90)
Amortization of unrecognized actuarial loss	(36)	(42)	(45)	(11)	(6)	(9)
Prior service gain	(215)	—	—	—	—	—
Amortization of unrecognized prior service gain	18	4	5	—	—	—
Curtailment loss (gain)	18	(2)	—	—	—	—
Total recognized in other comprehensive (income) loss	$(152)	$43	$(25)	$(26)	$166	$(99)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$(227)	$30	$(30)	$(32)	$158	$(103)

Estimated net loss and prior service cost to be amortized from accumulated other comprehensive loss into net periodic benefit cost
The estimated net loss and prior service cost for the UK and US defined benefit plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are:

	UK Pension Benefits	US Pension Benefits
	(millions)
Estimated net loss	$46	$11
Prior service loss	(21)	—

Schedule of other information concerning defined benefit pension plans
The following schedule provides other information concerning the Legacy Willis UK and US defined benefit pension plans:

	Years ended December 31,
	UK Pension Benefits		US Pension Benefits
	2015	2014	2015	2014
Weighted-average assumptions to determine benefit obligations:
Discount rate	3.8%	3.6%	4.2%	3.9%
Rate of compensation increase	3.3%	2.9%	N/A	N/A
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	3.6%	4.4%	3.9%	4.8%
Expected return on plan assets (i)	6.5%	7.0%	7.3%	7.3%
Rate of compensation increase	2.9%	3.2%	N/A	N/A

_________________________________

(i)
As part of the salary freeze negotiations with the Scheme Trustee, Legacy Willis agreed to the UK plan Trustee’s de-risking strategy which will lead to a strategic target asset allocation with a greater weighting to fixed income assets. Consequently, with effect from March 6, 2015, the expected return on assets assumption was reduced by 50 basis points from 7.00% to 6.50%.

Pension plan asset allocations based on fair values
Legacy Willis’ pension plan asset allocations based on fair values were as follows:

	Years ended December 31,
	UK Pension Benefits		US Pension Benefits
Asset Category	2015	2014	2015	2014
Equity securities	36%	34%	50%	48%
Debt securities	42%	45%	48%	49%
Hedge funds	14%	14%	—%	—%
Real estate	4%	3%	—%	—%
Cash	4%	4%	—%	—%
Other	—%	—%	2%	3%
Total	100%	100%	100%	100%

Changes in the UK pension plan's Level 3 assets
The following table summarizes the changes in the UK pension plan’s Level 3 assets for the years ended December 31, 2015 and 2014:

UK Pension
Plan
Level 3
(millions)
Balance at January 1, 2014	$669
Purchases, sales, issuances and settlements, net	40
Unrealized and realized gains relating to instruments still held at end of year	24
Foreign exchange	(23)
Balance at December 31, 2014	$710
Purchases, sales, issuances and settlements, net	14
Unrealized and realized gains relating to instruments still held at end of year	(7)
Foreign exchange	(24)
Balance at December 31, 2015	$693

Expected future benefit payments
The following benefit payments, which reflect expected future service, as appropriate, are estimated to be paid by the UK and US defined benefit pension plans:

Expected future benefit payments	UK Pension Benefits	US Pension Benefits
	(millions)
2016	83	43
2017	89	46
2018	93	48
2019	94	51
2020	97	53
2021-2025	549	289

UK Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
The following tables present, at December 31, 2015 and 2014, for each of the fair value hierarchy levels, Legacy Willis’ UK pension plan assets that are measured at fair value on a recurring basis.

	UK Pension Plan
December 31, 2015	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$491	$152	$—	$643
UK equities	232	17	—	249
Other equities	14	287	—	301
Fixed income securities:
UK Government bonds	832	—	—	832
Other Government bonds	4	1	90	95
UK corporate bonds	—	120	—	120
Other corporate bonds	107	18	—	125
Derivatives	—	195	—	195
Real estate	—	—	146	146
Cash and cash equivalents	149	2	—	151
Other investments:
Hedge funds	—	—	457	457
Other	—	(20)	—	(20)
Total	$1,829	$772	$693	$3,294

	UK Pension Plan
December 31, 2014	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$565	$185	$—	$750
UK equities	234	15	—	249
Other equities	26	124	—	150
Fixed income securities:
US Government bonds	81	2	—	83
UK Government bonds	783	6	—	789
Other Government bonds	3	3	99	105
UK corporate bonds	—	103	—	103
Other corporate bonds	113	33	—	146
Derivatives	—	293	—	293
Real estate	—	—	124	124
Cash and cash equivalents	124	13	—	137
Other investments:
Hedge funds	—	—	487	487
Other	—	(18)	—	(18)
Total	$1,929	$759	$710	$3,398

US Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
The following tables present, at December 31, 2015 and 2014, for each of the fair value hierarchy levels, Legacy Willis’ US pension plan assets that are measured at fair value on a recurring basis.

	US Pension Plan
December 31, 2015	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$110	$113	$—	$223
Non US equities	106	45	—	151
Fixed income securities:
US Government bonds	—	67	—	67
US corporate bonds	—	158	—	158
International fixed income securities	57	33	—	90
Municipal & Non US government bonds	—	29	—	29
Other investments:
Mortgage backed securities	—	16	—	16
Other	7	8	—	15
Total	$280	$469	$—	$749

	US Pension Plan
December 31, 2014	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$115	$117	$—	$232
Non US equities	110	44	—	154
Fixed income securities:
US Government bonds	—	72	—	72
US corporate bonds	—	171	—	171
International fixed income securities	59	42	—	101
Municipal & Non US government bonds	—	32	—	32
Other investments:
Mortgage backed securities	—	16	—	16
Other	20	8	—	28
Total	$304	$502	$—	$806

International Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of defined benefit pension plans
The following schedules provide information concerning Legacy Willis’ international, US non-qualified and UK unfunded defined benefit pension plans:

	Other defined benefit plans
	2015	2014
	(millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$210	$195
Service cost	4	3
Interest cost	9	7
Actuarial (gain) loss	(26)	38
Benefits paid	(12)	(9)
Settlement	(1)	—
Transfers in (i)	248	—
Foreign currency changes	(30)	(24)
Benefit obligations, end of year	402	210
Change in plan assets:
Fair value of plan assets, beginning of year	171	168
Actual return on plan assets	(5)	25
Employer contributions	15	11
Benefits paid	(12)	(9)
Transfers in (ii)	202	—
Foreign currency changes	(29)	(24)
Fair value of plan assets, end of year	342	171
Funded status at end of year	$(60)	$(39)
Components on the Consolidated Balance Sheets:
Pension benefits asset	$6	$—
Liability for pension benefits	(66)	(39)
_________________________________

(i)	Represents the transfer in of $224 million and $24 million of benefit obligation as a result of acquiring Miller Insurance Services LLP and Gras Savoye.

(ii)	Represents the transfer in of $202 million of plan assets as a result of acquiring Miller Insurance Services LLP.

Amounts recognized in accumulated other comprehensive loss
The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for the other defined benefit pension plans are as follows:

	Other defined benefit plans
	2015	2014	2013
	(millions)
Components of net periodic benefit cost:
Service cost	$4	$3	$3
Interest cost	9	7	7
Expected return on plan assets	(11)	(6)	(6)
Amortization of unrecognized actuarial loss	1	—	1
Net periodic benefit cost	3	4	5
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Amortization of unrecognized actuarial loss	$(1)	$—	$(1)
Net actuarial (gain) loss	(10)	19	(8)
Total recognized in other comprehensive (income) loss	(11)	19	(9)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$(8)	$23	$(4)

Schedule of other information concerning defined benefit pension plans
The following schedule provides other information concerning Legacy Willis’ other defined benefit pension plans:

Other defined benefit plans
	2015	2014
Weighted-average assumptions to determine benefit obligations:
Discount rate	2.00% - 3.85%	2.00% - 3.60%
Rate of compensation increase	2.00% - 3.50%	2.00% - 3.50%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	2.00% - 3.60%	3.30% - 4.40%
Expected return on plan assets	2.00% - 6.40%	2.00% - 4.66%
Rate of compensation increase	2.00% - 3.50%	2.00% - 2.50%

Pension plan asset allocations based on fair values
The following tables present, at December 31, 2015 and 2014, for each of the fair value hierarchy levels, Legacy Willis’ other defined benefit pension plan assets that are measured at fair value on a recurring basis.

	Other defined benefit plans
December 31, 2015	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$26	$12	$—	$38
UK equities	4	16	—	20
Overseas equities	22	29	—	51
Fixed income securities:
Other Government bonds	56	66	—	122
Corporate bonds	4	50	—	54
Derivative instruments	—	20	—	20
Real estate	—	—	5	5
Cash	1	3	—	4
Other investments:
Other investments	—	—	28	28
Total	$113	$196	$33	$342

	Other defined benefit plans
December 31, 2014	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$18	$—	$—	$18
UK equities	4	—	—	4
Overseas equities	18	—	—	18
Fixed income securities:
Other Government bonds	65	—	—	65
Corporate bonds	4	—	—	4
Derivative instruments	—	23	—	23
Real estate	—	—	6	6
Cash	11	—	—	11
Other investments:
Other investments	14	—	8	22
Total	$134	$23	$14	$171
Legacy Willis’ other defined benefit pension plan asset allocations at December 31, 2015 based on fair values were as follows:

	Other defined benefit plans
Asset Category	2015	2014
Equity securities	32%	24%
Debt securities	50%	40%
Real estate	2%	3%
Derivatives	6%	13%
Other	10%	20%
Total	100%	100%

Expected future benefit payments
The following benefit payments, which reflect expected future service, as appropriate, are estimated to be paid by the other defined benefit pension plans:

Expected future benefit payments	Other defined benefit plans
(millions)
2016	$10
2017	10
2018	11
2019	12
2020	13
2021-2025	75